PROPERTY, PLANT AND EQUIPMENT - Right-of-use asset (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use asset
Right of use	$ 23,653,975	$ 21,337,277
Interest expense for lease liabilities	1,816,506	1,873,571	$ 2,229,442
Constructions and buildings
Right-of-use asset
Right of use	1,902,331	1,414,602
Plant and Equipment
Right-of-use asset
Right of use	16,125,216	17,869,673
IT Equipment
Right-of-use asset
Right of use	246,465	2,064
Motor vehicles
Right-of-use asset
Right of use	5,106,463	1,332,218
Other Property Plant And Equipment
Right-of-use asset
Right of use	273,500	718,720
Gross asset
Right-of-use asset
Right of use	69,616,828	56,726,206
Gross asset | Constructions and buildings
Right-of-use asset
Right of use	4,042,921	2,740,852
Gross asset | Plant and Equipment
Right-of-use asset
Right of use	43,450,544	37,671,980
Gross asset | IT Equipment
Right-of-use asset
Right of use	997,458	451,313
Gross asset | Motor vehicles
Right-of-use asset
Right of use	12,171,762	7,298,422
Gross asset | Other Property Plant And Equipment
Right-of-use asset
Right of use	8,954,143	8,563,639
Accumulated depreciation
Right-of-use asset
Right of use	(45,962,853)	(35,388,929)
Accumulated depreciation | Constructions and buildings
Right-of-use asset
Right of use	(2,140,590)	(1,326,250)
Accumulated depreciation | Plant and Equipment
Right-of-use asset
Right of use	(27,325,328)	(19,802,307)
Accumulated depreciation | IT Equipment
Right-of-use asset
Right of use	(750,993)	(449,249)
Accumulated depreciation | Motor vehicles
Right-of-use asset
Right of use	(7,065,299)	(5,966,204)
Accumulated depreciation | Other Property Plant And Equipment
Right-of-use asset
Right of use	$ (8,680,643)	$ (7,844,919)